Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment	R$ 20,097.0	R$ 18,822.3
Goodwill	34,276.2	31,401.9
Intangible	5,840.6	4,674.7
Investments	257.1	238.0
Investment securities	147.3	122.0
Deferred tax assets	2,017.5	2,279.3
Employee benefits	64.3	58.4
Derivative financial instruments	34.9	35.2
Income tax and social contributions recoverable	3,834.4	2,312.7
Other recoverable taxes	539.8	225.0
Other assets	1,687.4	1,964.4
Non-current assets	68,796.5	62,133.9
Investment securities	13.4	11.9
Inventories	5,401.8	4,319.0
Trade receivable	4,879.3	4,944.8
Derivative financial asset instruments	220.0	350.0
Income tax and social contributions recoverable	1,285.4	2,770.4
Other recoverable taxes	863.3	600.2
Other assets	1,202.9	1,367.2
Cash and cash equivalents	11,463.5	10,354.5
Current assets	25,329.6	24,718.0
Total assets	94,126.1	86,851.9
Equity
Issued capital	57,710.2	57,614.1
Reserves	70,215.3	63,361.2
Carrying value adjustments	(71,584.9)	(74,966.5)
Equity attributable to equity holders of Ambev	56,340.6	46,008.8
Non-controlling interests	1,206.8	1,974.0
Total Equity	57,547.4	47,627.4
Interest-bearing loans and borrowings	862.1	1,231.9
Employee benefits	2,343.7	2,310.7
Derivative financial instruments	2.5	2.4
Deferred tax liabilities	2,424.6	2,329.2
Income tax and social contribution payable	2,227.8	2,418.0
Taxes and contributions payable	675.6	771.6
Trade payables	126.1	175.1
Provisions	426.2	512.6
Put option granted on subsidiary and other liabilities	2,661.8	429.1
Non-current liabilities	11,750.4	10,180.6
Bank overdrafts		1.8
Interest-bearing loans and borrowings	1,560.6	1,321.1
Wages and salaries	851.6	1,047.2
Dividends and interest on shareholders’ equity payable	807.0	1,778.6
Derivative financial instruments	679.3	215.1
Income tax and social contribution payable	1,558.6	1,668.4
Taxes and contributions payable	3,781.6	3,825.4
Trade payables	14,050.0	11,854.0
Provisions	173.0	169.0
Put option granted on subsidiary and other liabilities	1,366.6	6,807.9
Current liabilities	24,828.3	28,688.5
Total liabilities	36,578.7	38,869.1
Total equity and liabilities	R$ 94,126.1	R$ 86,851.9